Prospectus Supplement

December 20, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 20, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Emerging Markets Small Cap Portfolio
Frontier Markets Portfolio

Effective December 31, 2019, the section of the Prospectus entitled "Fund Summary—Emerging Markets Small Cap Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Omair Ansari	Vice President	January 2019
Steven Quattry	Executive Director	December 2019

Effective December 31, 2019, the section of the Prospectus entitled "Fund Summary—Frontier Markets Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Steven Quattry	Executive Director	January 2019
Omair Ansari	Vice President	December 2019

Effective December 31, 2019, the sections of the Prospectus entitled "Fund Management—Portfolio Management—Emerging Markets Small Cap Portfolio" and "Fund Management—Portfolio Management—Frontier Markets Portfolio" are hereby deleted and replaced with the following:

Emerging Markets Small Cap Portfolio and Frontier Markets Portfolio

Each Fund is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The members of the team jointly and primarily responsible for the day-to-day management of each Fund are Steven Quattry and Omair Ansari.

Mr. Quattry has been associated with the Adviser in an investment management capacity since 2011. Mr. Ansari has been associated with the Adviser in an investment management capacity since 2016. Prior to joining the Adviser, Mr. Ansari was an equity research analyst in emerging markets at Renaissance Capital from 2013 to 2016.

Please retain this supplement for future reference.

  IFIEMSCFMPROSPT 12/19

Statement of Additional Information Supplement

December 20, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 20, 2019 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2019

Emerging Markets Small Cap Portfolio

Frontier Markets Portfolio

Effective December 31, 2019, the sections of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2018 (unless otherwise indicated)—Emerging Markets Small Cap" and "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2018 (unless otherwise indicated)—Frontier Markets" are hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets Small Cap
Omair Ansari	0	$0	0	$0	0	$0
Steven Quattry**	1	$151.6 million	1	$348.0 million	0	$0
Frontier Markets
Steven Quattry	0	$0	0	$0	0	$0
Omair Ansari**	1	$65.8 million	1	$20.0 million	1[19]	$36.8 million[19]

**  As of October 31, 2019.

19  Of these other accounts, one account with a total of $36.8 million in assets had performance-based fees.

The sections of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets Small Cap" and "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Frontier Markets" are hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Emerging Markets Small Cap
Omair Ansari**	$10,001-$50,000
Steven Quattry**	None
Frontier Markets
Steven Quattry	$10,001-$50,000
Omair Ansari**	$10,001-$50,000

**  As of October 31, 2019.

Please retain this supplement for future reference.